Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
Intangible assets and Goodwill consisted of the following at December 31:

	2019	2018

Product and license rights	$37,400,742	$36,573,941
Less: accumulated amortization	(11,499,141)	(8,405,188)
Total product and license rights	25,901,601	28,168,753
Patents	9,882,511	9,428,266
Less: accumulated amortization	(5,127,878)	(4,087,273)
Total patents	4,754,633	5,340,993
Trademarks	273,110	154,373
Less: accumulated amortization	(9,020)	(9,020)
Total trademarks	264,090	145,353
Total intangible assets	$30,920,324	$33,655,099

Goodwill	$882,000	$784,000

Schedule of expected amortization expense of intangible assets
Amortization expense related to product and license rights, trademarks and patents were as follows for the years ended December 31:

	2019	2018	2017

Amortization expense	$4,134,557	$2,769,466	$2,436,222
The expected amortization expense for the Company's current balance of intangible assets are as follows:

Year ending December 31:
2020	$4,286,336
2021	4,084,702
2022	3,530,879
2023	3,743,526
2024 and thereafter	15,274,881
$30,920,324